Consolidated statements of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income	€ 897	€ (698)	€ (463)
Pensions and other-post employment plans:
Remeasurement, before tax	8	(18)	(26)
Income tax effect on remeasurements	(3)	12	3
Financial assets fair value through OCI:
Net current-period change, before tax	(20)	(21)	(20)
Income tax effect on net current-period change	0	9	3
Total of items that will not be reclassified to Income Statement	(15)	(17)	(40)
Currency translation differences:
Net current period change, before tax	(1,641)	768	(579)
Reclassification adjustment for (gain) loss realized	(33)	(7)	(26)
Income tax effect on net current-period change and reclassification	3	(8)	0
Cash flow hedges:
Net current-period change, before tax	73	21	29
Reclassification adjustment for (gain) loss realized	(29)	(29)	(19)
Income tax effect on net current-period change and reclassification	(12)	3	(2)
Total of items that are or may be reclassified to Income Statement	(1,638)	748	(597)
Other comprehensive income	(1,653)	731	(637)
Total comprehensive income (loss)	(757)	33	(1,100)
Total comprehensive income attributable to:
Shareholders of Koninklijke Philips N.V.	(754)	27	(1,101)
Non-controlling interests	€ (2)	€ 6	€ 1